Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2015
Income Statement [Abstract]
Sales, net	$ 7,807,465	$ 8,819,548	$ 13,563,178	$ 18,292,962
Cost of goods sold	5,061,495	5,824,754	9,369,084	11,922,880
Gross profit	2,745,970	2,994,794	4,194,094	6,370,082
Selling, general and administrative expenses	1,373,726	1,576,225	2,555,700	3,403,214
Operating income	1,372,244	1,418,569	1,638,394	2,966,868
Other income, net	26,036	6,089	35,720	9,439
Income before provision for income taxes	1,398,280	1,424,658	1,674,114	2,976,307
Provision for income taxes	460,000	500,000	526,000	1,042,000
Net income	$ 938,280	$ 924,658	$ 1,148,114	$ 1,934,307
Basic and diluted earnings per common share	$ 0.27	$ 0.27	$ 0.34	$ 0.57